Cover	Jul. 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 03, 2024
Entity File Number	000-24970
Entity Registrant Name	GLOBAL ACQUISITIONS CORPORATION
Entity Central Index Key	0000930245
Entity Tax Identification Number	88-0203976
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6730 South Las Vegas Blvd.
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	(702)
Local Phone Number	317-7302
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AASP
Entity Emerging Growth Company	false